Note 24 - Current allowances and provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Current allowances and provisions [Abstract]
Disclosure of detailed information about current allowances and provisions deducted from assets [text block]
Year ended December 31, 2022	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
Values at the beginning of the year	(47,120)	(3,206)	(245,774)
Translation differences	(12)	68	(405)
(Additional) / reversal allowances	223	(346)	(24,901)
Used	1,414	5	48,414
At December 31, 2022	(45,495)	(3,479)	(222,666)

Year ended December 31, 2021	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
Values at the beginning of the year	(53,676)	(3,917)	(263,635)
Translation differences	111	227	1,877
Decrease due to sale of subsidiaries (*)	2	10	405
(Additional) / reversal allowances	4,297	379	(23,296)
Used	2,146	95	38,875
At December 31, 2021	(47,120)	(3,206)	(245,774)

(*)  Related to Geneva sale. See note 6 to these Consolidated Financial Statements.

Disclosure of detailed information about current allowances and provisions from liabilities [text block]
Year ended December 31, 2022	Sales risks	Other claims and contingencies (*)	Total
Values at the beginning of the year	1,468	7,854	9,322
Translation differences	(160)	(97)	(257)
Additional provisions	5,315	4,189	9,504
Reclassifications	-	(2,229)	(2,229)
Used	(3,437)	(1,718)	(5,155)
At December 31, 2022	3,186	7,999	11,185

Year ended December 31, 2021	Sales risks	Other claims and contingencies (*)	Total
Values at the beginning of the year	1,795	10,484	12,279
Translation differences	(3)	(736)	(739)
Additional provisions	3,506	7,596	11,102
Reclassifications	-	(4,014)	(4,014)
Used	(3,830)	(5,476)	(9,306)
At December 31, 2021	1,468	7,854	9,322

(*)  Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.